Commitments and Contingencies - Summary of Commitments through Purchase and Sale Transactions of Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Real estate [member]
Disclosure of purchase and sale transactions of investments [line items]
Sale	€ 2	€ 1
Mortgage loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	421	468
Private loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	89	150
Other [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 1,292	€ 1,408